Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Popular High Grade Fixed-Income Fund, Inc.

In planning and performing our audit of the financial statements of Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) as of and for the year ended June 30, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Fund's internal control over financial reporting.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2022.

The Fund did not design or maintain effective controls to address the accuracy of amounts presented in the statement of cash flows in accordance with U.S. GAAP. Specifically, controls were not effectively designed or maintained to verify that the underlying data used to prepare the statement of cash flows was accurate.

PricewaterhouseCoopers LLP, 304 Ponce de Leon, Suite 800, San Juan, PR 00918

T: (787) 754 9090, www.pwc.com/us

This material weakness required material adjustments to the Statements of Cash Flows Operating and Financing Activities, which resulted in the restatement of the Financial Statements as of and for the period ended December 31, 2021. Additionally, this material weakness could result in further misstatements of the cash flows presented in the Statement of Cash Flows that could result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Management is implementing enhancements to the Fund’s controls to remediate the material weakness described above. Management will enhance the controls over the review of the annual and semi-annual financial statements prepared by the Fund administrator. We have not performed any procedures to assess this proposed corrective action, including its sufficiency in addressing the material weakness described above.

This report is intended solely for the information and use of the Board of Directors of Popular High Grade Fixed-Income Fund, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

San Juan, Puerto Rico

September 2, 2022

CERTIFIED PUBLIC ACCOUNTANTS

(OF PUERTO RICO)

License No. LLP-216 Expires Dec. 1, 2022

Stamp E474152 of the P.R. Society of

Certified Public Accountants has been

affixed to the file copy of this report

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